PENSION AND OTHER POSTRETIREMENT BENEFITS (Details) - USD ($) $ in Millions	1 Months Ended	3 Months Ended		6 Months Ended	12 Months Ended
	Aug. 31, 2018	Dec. 29, 2018	Jul. 02, 2016	Jun. 30, 2019	Dec. 29, 2018	Dec. 30, 2017	Dec. 31, 2016
Components of net periodic benefit cost (credit)
Recognized loss on settlement					$ (93.7)		$ (41.4)
ADPP
Defined Benefit Plans
Contribution to ADPP in August 2018 using commercial paper borrowings	$ 200.0				200.0
Noncash charges associated with termination settlement of the plan, net of tax		$ 85.0
Settlements		152.0	$ 70.0
Net pension benefit obligation remaining underfunded amount		57.0			57.0
Components of net periodic benefit cost (credit)
Recognized loss on settlement			(41.4)
ADPP | Forecast
Defined Benefit Plans
Noncash charges associated with termination settlement of the plan, net of tax				$ 490.0
Expected tax benefit				190.0
Settlements				$ 792.0
U.S.
Defined Benefit Plans
Contribution to ADPP in August 2018 using commercial paper borrowings					233.9	$ 38.5
Settlements					173.1
Projected benefit obligations		868.5			868.5	1,082.1	1,033.7
Net actuarial loss (gain)					33.5	21.8	39.1
Components of net periodic benefit cost (credit)
Actuarial loss (gain)			$ 72.0		(13.2)	73.1
Int'l
Defined Benefit Plans
Contribution to ADPP in August 2018 using commercial paper borrowings					14.7	14.0
Settlements					9.5
Projected benefit obligations		$ 755.8			755.8	836.7	762.9
Net actuarial loss (gain)					(27.2)	(17.2)	$ 48.9
Components of net periodic benefit cost (credit)
Actuarial loss (gain)					$ (58.8)	$ (26.4)
Int'l | Equity Securities
Defined Benefit Plans
Target assets allocation (as a percent)		32.00%			32.00%
Int'l | Fixed income securities and cash
Defined Benefit Plans
Target assets allocation (as a percent)		44.00%			44.00%
Int'l | Other investments
Defined Benefit Plans
Target assets allocation (as a percent)		24.00%			24.00%